M O R S E,   Z E L N I C K,   RO S E   &   LA N D E R
A      L I M I T E D      L I A B I L I T Y      P A R T N E R S H I P

405 PARK AVENUE
 NEW YORK, NEW YORK 10022-2605
 212-838-1177
FAX – 212-838-9190

October 26, 2006

WRITER’S DIRECT LINE
(212) 838-8269

BY FEDERAL EXPRESS

Peggy Fisher, Esq.
Assistant Director
U.S. Securities and Exchange Commission
100 F Street, N.E.
Mail Stop 6010
Washington. D.C. 20549

Re:	Universal Power Group, Inc.
Registration Statement on Form S-1
Filed September 12, 2006
File No. 333-137265

Dear Ms. Fisher,

           Reference is made to your comment letter, dated October 5, 2006, to Randy Hardin, Chief executive Office of Universal Power Group, Inc. (“UPG” or the “Company”), with respect to the above-referenced registration statement (the “Registration Statement”) filed by UPG. We are filing this letter, together with Amendment No. 2 to the Registration Statement, in response to your comments. For ease of reference, your inquiries have been incorporated in this letter in bold type and precede our responses. If you have any questions regarding the responses to your comments, please feel free to call me at the number indicated above.

Fee Table

1.	Please revise your fee table to separately identify those shares of common stock to be sold by the selling stockholder.

The fee table has been revised in accordance with your comment.

General

2.	Please confirm that any preliminary prospectus you circulate will include all non-Rule 430A information. This indicates the price range and related information based on a bona fide estimate of the public offering within that range. Also, in the next amendment, please fill in

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the blanks throughout the filing, and note that we may have additional comments after you do so.

The preliminary prospectus now includes all non-Rule 430A information including the number of shares to be sold in the offering, the expected price range, as well as pro forma and pro forma as adjusted data. All relevant information, including dilution and post-offering capitalization, has been calculated based on the assumption that the final price would be at the mid-point of the range. In addition, all the blanks that can be completed in a preliminary prospectus have now been filled in.

3.	Please provide us with copies of the graphics, if any, that you intend to use in your prospectus. We may have further comment after reviewing those materials.

The Company is not planning to include graphics in the prospectus.

Prospectus Cover Page

4.	Please revise to disclose the number of shares the underwriters may purchase from each of (1) Zunicom and (2) the registrant pursuant to the over-allotment option.

The cover page of the prospectus has been revised to reflect the number of shares to be sold by each of UPG and Zunicom upon exercise of the over-allotment option. Similar disclosure has been added in the Use of Proceeds and Underwriting sections of the prospectus. See pages 20 and 61.

In this connection, please note that the fee table has also been revised to reflect the fact that, based on the total number of shares offered and the price range, the maximum aggregate offering proceeds has increased. The additional filing fee has been paid.

5.	State that, prior to this offering, Zunicom owned 100 percent of the outstanding common stock and will own ___ percent after the offering.

A statement has been added to the cover page indicating that Zunicom owned 100% of the Company immediately prior to the offering and that it will own 40% immediately after the offering.

6.	Revise the first paragraph to include all the securities you are registering.

The first paragraph has been revised to include the aggregate number of shares offered by UPG and Zunicom.

Risk Factors, page 8

We depend on a limited number of suppliers . . ., page 8

7.	Name the suppliers referenced in the second paragraph of this risk factor.

The identity of the suppliers referred to in the Risk Factor have been added as requested by your comment. See page 9 of the prospectus.

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8.	Please file all supply agreements upon which you substantially rely. We note, for example, the agreement with the Chinese supplier referenced in the second paragraph.

The Company does not have formal written or unwritten agreements with any of its suppliers, including the Chinese supplier referenced in the Risk Factor. New disclosure has been added to the Risk Factor to clarify this point.

Use of Proceeds, page 17

9.	Please disclose the approximate amount of the proceeds from this offering you intend to use for each stated purpose.

The approximate amount of the proceeds the Company intends to use for each stated purpose has been disclosed as per your comment.

10.	We note your disclosure in the first paragraph on page 18 that the $2 million note payable to Zunicom is prepayable out of the net proceeds from the sale of shares covered by the over-allotment option. If you intend to use the proceeds of your offering in this manner, please provide the disclosure required by Item 504 of Regulation S-K and Instruction 4 to that item.

The disclosure regarding the $2 million dividend has been expanded to include all of the information required by Item 504 of Regulation S-K and Instruction 4 to that item. See page 21 of the prospectus. Much of the information required by Instruction 4 to Item 504 of Regulation S-K is not relevant because this note will be issued to evidence a dividend payable. It was not issued in connection with the purchase of property or to evidence a loan obtained by the Company.

Selected Financial Data, page 20

11.	We see that the pro forma and other data throughout your filing is not complete. We will review this data once you complete the disclosures.

The pro forma and pro forma as adjusted data was left blank in the initial filing because the number of shares to be offered, how the shares would be allocated between the Company and Zunicom and the expected price range had not been determined at that time. As that information is now available, the Company has now provided the pro forma and pro forma, as adjusted information, in the prospectus that is part of Amendment No. 2 to the Registration Statement.

12.	We note the pro forma adjustment to increase general and administrative expenses for salaries, accounting, taxes and other costs that “were absorbed by Zunicom.” Explain these and other services that Zunicom performs on behalf of the company in expanded detail. Confirm that your historical income statements reflect all costs of doing business, including costs incurred by Zunicom on your behalf. Refer to SAB Topic 1-B.

The disclosure has regarding the services performed by Zunicom on behalf of the Company has been expanded. See pages 7-8, 26 and 56 of the prospectus. The historical financial statements of the Company include all costs of doing business, including costs incurred by Zunicom on the Company’s behalf. Historically, the Company has paid Zunicom a management fee in lieu of separate allocations for

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costs such as wages, payroll taxes, and audit fees. Going forward these costs will be paid directly by the Company, rather than through a management fee to Zunicom.

The pro forma adjustments, as further described in response to comment no. 13 below, include an adjustment to remove the management fee historically paid to Zunicom and specifically identify general and administrative expenses allocable to the Company. The Company believes that these pro forma adjustments are necessary to reflect its operations as an autonomous entity in accordance with Article 11 of Regulation S-X.

13.	In this regard, the pro forma information presented does not appear to meet the presentation guidelines of Article 11 of Regulation S-X. Specifically tell us why you believe each of these pro forma adjustments are (i) directly attributable to the transaction; (ii) expected to have a continuing impact on the registrant; and (iii) factually supportable. We may have additional comments after reviewing your response.

In response to your comment, we provide the following detailed explanation of each pro forma adjustment:

(A)	The increase in operating expenses of approximately $223,000 reflects the Company’s annual costs that were incurred by Zunicom on its behalf. This includes wages previously paid by Zunicom of approximately $138,000 and related payroll taxes of approximately $16,000, and audit fees of approximately $69,000. The wages previously paid by Zunicom represent compensation to employees that split their time between Zunicom and UPG, and such employees’ compensation for services was included in Zunicom’s management fee charged to UPG. This amount represents the actual salaries the Company will be required to pay the employees transferring from Zunicom. The costs were derived based on the salaries historically incurred by Zunicom and a fee estimate provided by our independent accountants. All of these costs are expected to have a continuing impact on the Company.

(B)	The decrease in management fees of $480,000 reflects all annual management fees paid to Zunicom. These expenses will no longer be paid to Zunicom and therefore it is appropriate to remove the items to properly reflect the lack of management fee expenses on a go forward basis. This fee was paid to Zunicom in lieu of separate allocations for the above-mentioned costs. This reduction in cost will have a continuing impact on the Company in the future.

(C)	The increase in the provision for income taxes is directly attributable to the change in general and administrative expenses as described above.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 22

14.	In the third full paragraph on page 23 you highlight your “large and extensive inventory” as key competitive advantage. Where you cite your inventory levels here and throughout your prospectus, revise to disclose the portion of your inventory that is dedicated to specific customers. We note, for example, your disclosure on page F-10 that as of June 30, 2006, you held $9,700,000 of your $17,000,000 of inventory pursuant to your agreement with Brinks.

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As per your comment, disclosure has been added to reflect the amount of inventory on hand at December 31, 2005 and June 30, 2006 to fulfill the Company’s obligations to Brinks. The Company does not hold other inventory that is dedicated to specific customers. See pages 4, 28 and 44 of the prospectus.

Liquidity and Capital Resources, page 25

15.	Expand to describe the reasons for the increases and decreases in the various components of working capital cited as impacting cash flow from operations. In general, when you describe the effects of changes in working capital on cash flow from operations, the reasons for these changes should also be described.

As per your comment, the disclosure in connection with Liquidity and Capital Resources has been expanded to address its impact on cash flow from operations. See pages 32-33 of the prospectus.

16.	We note that your loan agreements contain a restrictive covenant that limits annual capital expenditures to $100,000. Under use of proceeds you indicate that you intend to use a portion of the net proceeds from the offering to develop and open new regional logistics centers and retail outlets estimating the cost between $.5 million to $1.0 million. Please discuss in your MD&A the effect these restrictive covenants will have on your future expansion.

Additional disclosure has been provided in response to your comment. Please see page 28 of the prospectus. In addition, we note that this disclosure also applies to the expected cost of a comprehensive warehouse management system that the Company intends to acquire with the net proceeds of this offering.

17.	We note that you must maintain certain financial covenants under your line of credit agreement. Revise to define and quantify the financial and other covenants that you are required to maintain. Our concern is that the reader is unable to determine the degree to which you are in compliance or not in compliance with these covenants.

As per your comment, disclosure has been added to describe in greater detail the financial and other covenants that the Company is subject to under its revolving loan agreement with Compass Bank and that the Company was in compliance with these covenants at June 30, 2006. See pages 33-35 of the prospectus.

Business, page 29

Industry Background, page 29

18.	Please provide us with the Freedonia Group report cited on page 29, clearly marked to support references made in your prospectus. In addition, please tell us whether Freedonias consented to your use of their data and whether any reports were prepared specifically for your use.

The Freedonia Group report cited in the prospectus was cited in a report prepared by Roth Capital Partners, which is publicly available, as the source for the information on the size of the battery market.

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However, as a result of your comment, we contacted the Freedonia Group and secured their consent to refer to them as the source of this information. A copy of the email containing their consent will be provided to you supplementally. In addition, we have updated the market data based on a revised report prepared by Freedonia. A copy of the report extract with the relevant information highlighted is also being provided to you supplementally.

Customers, page 33

19.	In an appropriate section of your prospectus, disclose all the material terms of your agreement with Brinks, including the agreement term, terms directing you to purchase products from suppliers specified by Brinks, inventory buy-back provisions and cancellation fees, as appropriate. Please file the Brinks agreement electronically as an exhibit since it appears it was originally filed in paper as an exhibit to a filing by your parent and may not be easily accessible by potential investors.

As per your comment, all of the material terms of the current agreement with Brinks have been disclosed on pages 27-28 of the prospectus. In addition, we have filed a copy of the agreement with Brinks as Exhibit 10.6 to the Registration Statement. However, we note that all information relating to pricing has been redacted as the Company believes that disclosing it would have a serious adverse impact on its business. We are separately requesting confidential treatment with respect to such information.

Sources and Availability of Products, page 33

20.	Please revise your disclosure to specify which Pacific rim countries are sources of your products and clearly state the percentage of your products sourced from foreign suppliers.

The Pacific rim countries in which the Company’s suppliers are located and the percentage of the Company’s products sourced from foreign suppliers has been disclosed. Please see page 43 of the Prospectus.

21.	Please reconcile your statement in the first paragraph that you do not depend on a single source for the products you stock and sell with the second risk factor on page 8 and your statement in the second paragraph that 80% of your battery purchases came from a single supplier.

The statement referred to in your comment has been clarified. The Company believes that if its relationship with the particular supplier is terminated it can quickly find other sources to provide those products, although the cost of those products may be higher. See page 43 of the prospectus.

Legal Proceedings, page 37

22.	Please revise the second paragraph to disclose the nature of the breach of contract claim.

The plaintiff was a former sales representative and alleged that the Company failed to pay commissions to which he was entitled. Additional disclosure has been included in response to your comment. See page 48 of the prospectus.

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Cash Bonus Plan, page 41

23.	Please disclose how your board of directors determines the targeted pre-tax income amount for the cash bonus plan. Please file any agreement related to this plan as an exhibit to your registration statement.

The Company’s board of directors determines the targeted pre-tax income amount for the cash bonus plan by reviewing historical performance of the Company, and financial forecasts provided by management based on projected sales opportunities. The targeted pre-tax income amount is calculated by deducting taxes and management fees from net income. For 2005, the target was $1.3 million, and for 2006, the target is $2.4 million. See page 52 of the prospectus. There is no written agreement related to this plan. However, we note that Randy Hardin’s share of this pool is reflected in his employment agreement, which is filed as Exhibit 10.2 to the Registration Statement and which is described in detail on page 53 of the prospectus.

Certain Relationships and Related Party Transactions, page 43

24.	We note your disclosure in the first paragraph on page 43. Please confirm that your disclosure addresses the period required by Instruction 2 to Item 404.

We have revised the disclosure so it includes the period beginning January 1, 2003 through June 30, 2006. See page 56 of the prospectus.

25.	Please revise your disclosure in the first bullet point to identify with greater specificity the timing and nature of the distributions to Zunicom, Inc.

The disclosure has been revised in accordance with your comment. See page 56 of the prospectus.

26.	Disclose the nature of the management services Zunicom provided to you in exchange for the management fees referenced in the first bullet point. Disclose the material terms of any agreement related to the management fees and file the agreement as an exhibit.

In response to your comment, the nature of the management services provided by Zunicom has been described in greater detail. See page 56 of the prospectus. There are no written agreements between UPG and Zunicom relating to management fees.

27.	We note your disclosure in the third bullet point regarding $177,000 owed to you by AlphaNet. Please provide the disclosure required by Item 404(c) regarding this indebtedness.

The disclosure required by Item 404(c) has been added. See page 56 of the prospectus.

28.	Reconcile your disclosure in bullet point three that the AlphaNet debt “is being forgiven in connection with this offering” with your disclosure on page 6 that it will be assigned to Zunicom as partial payment of your current payable to Zunicom.

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The disclosure has been revised to be consistent with the disclosure elsewhere in the prospectus with respect to the AlphaNet receivable. See page 56 of the prospectus.

29.	Please tell us why your disclosure here does not include a discussion of the lease of office and warehouse space referenced on page F-15.

The Company believes that the transaction referred to on page F-15 is not covered by Item 404 of Regulation S-K. Prior to March 2005, the Company leased office and warehouse space from a partnership in which the Company’s former owner had an interest. However, the former owner was not a related party to UPG because he was not an officer or director or a 5% shareholder of the Company at any time during 2003, 2004, 2005 or 2006. Rather, in 2003 he had a 6% beneficial interest in Zunicom, which made him a related party with respect to Zunicom. Under Item 403 this individual is not deemed to be the beneficial owner of any UPG shares owned by Zunicom since he has no voting or investment powers over those shares as he is neither an officer nor a director of Zunicom and since he did not otherwise have the ability to exercise any control of Zunicom.

Shares Eligible for Future Sale, page 47

30.	Disclose the “certain limited exceptions” to the lock up agreement referenced in the second paragraph.

The disclosure has been revised in response to your comment. See page 60 of the prospectus.

Financial Statements

General

31.	Consideration should be given on an ongoing basis to the updating requirements of Rule 3-12 of Regulation S-X. All amendments should contain a currently dated accountant’s consent.

The Company will update the financial statements included in the prospectus in accordance with the requirements of Regulation S-X. In addition, all amendments will include a currently dated accountants’ consent.

Statement of Income, page F-5

32.	We note on page 22, that your business is a mixture of both services and products. Revise your statement of income to separately disclose revenues from the sale of products, services, and other products if revenues from any individual referenced component are more than 10 percent of the total revenue for the year. Related cost and expenses should be combined and disclosed separately. Refer to Regulation S-X, Article 5-03(b)(1) and (2).

We note that questions related to the Company’s revenue recognition policy were raised by the Staff in connection with its review of Zunicom’s Annual Report on Form 10-K for the year ended December 31, 2004. Since UPG represents the bulk of Zunicom’s revenue and activities, these questions were, in effect directed at UPG. All changes to Zunicom’s presentation resulting from that review have been incorporated into UPG’s financial statements. (We are supplementally providing you with copies of the

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correspondence from Zunicom addressing these issues and a letter from Martin F. James, Senior Assistant Chief Accountant, dated May 25, 2005 stating that the Staff had no further comments.) Thus, we believe the issue has been resolved. We further believe that that there should not be inconsistencies in reporting between an existing public company (Zunicom) and a related prospective public company (UPG), unless the existing approach is clearly wrong.

For the periods presented, UPG does not have service contracts with customers. UPG is essentially an importer and seller of batteries and battery related products. UPG purchases both finished goods and components from domestic and international suppliers. UPG customers order finished goods, either bulk battery product or single shippable units, to fill their requirements. The Company adds value to products and components by packaging them in customer specified “kits” or tailor made units that are convenient for the customer to order and ship. As an example, UPG may purchase, in bulk quantities, batteries, wiring harnesses, control panels and similar items necessary to install a residential security system. Each security system installation may require only one or two of the items purchased in bulk by the Company. As a value added service, UPG will pick the small quantities of components from the bulk supply and repackage them into a single shippable unit for the convenience of UPG’s customer. UPG markets and sells the single shippable unit as a complete product to their customer. This arrangement is available to many of UPG’s customers but the single largest customer is Brinks. The Company refers to this product sales business as “Third Party Logistics”. Additionally, UPG has several customers that require specific battery solutions for inclusion in their own products. UPG will obtain the battery and necessary components and configure a new finished good unit based upon customer specifications. The Company refers to this process as a “value added service”, though, again, it is part of a “sale of goods” transaction. UPG recognizes sales of finished goods upon the shipment of the product. UPG sells products to several customers in quantities that represent a full container load of product obtained from Pacific Rim sources. UPG obtains the order from the customer and arranges for the shipment of product directly from UPG vendor to reduce freight costs and wear and tear on the product from excessive handling. Because the product is shipped directly from UPG’s vendor to UPG’s customer, the Company refers to these sales as “drop shipments”. UPG recognizes revenue at the time the customer takes title to the product.

Note B. Summary of Significant Accounting Policies, page F-9

Revenue Recognition, page F-11

33.

We note that your revenue recognition policy does not currently address each of the sources from which you earn revenue. With a view towards clearer disclosure for investors, please provide us with a clear discussion of each material source of revenue, including a brief description of the good, service or activity from which you generate such income, and a clear description of your policy for recognizing revenues from that source. Please include a clear discussion of the activities that would indicate that the revenue recognition criteria outlined in SAB 104 has been met.

Address all rights granted to your customers as part of your sales contracts, including the right of return, customer acceptance, etc. and explain how those terms impact the timing of revenue from each source.

As discussed above in response to Comment No. 32, the Company’s principal source of revenue is sale of batteries and other portable power and related products and services. To the extent the Company earns

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revenue from sales of services, such revenue is de minimus, representing less than ten (10%) percent of its total revenue.

The Company satisfies the four criteria for determining that revenue is realizable as defined under SAB 104 as follows:

• Persuasive evidence of an arrangement exists

The Company receives purchase orders or other written information from their customers. These purchase orders indicate the item, price and quantity desired, as well as the desired shipping and billing terms.

• Delivery has occurred or services have been rendered

The Company ships its finished goods by common carrier, by United Parcel Service or by other commercial means. The merchandise that is shipped directly from the overseas vendor to the customer is shipped on commercial shipping lines. Delivery is considered complete at the time the customer takes title to the product as shipping terms vary.

• The seller's price to the buyer is fixed or determinable

The price is quoted to the customer either by phone, by catalog or by other means. The customer indicates their agreement to the price of the product by placing their order. Standardized price lists are used with some customers while many of the large volume customers have annual pricing programs that are offered in advance.

• Collectibility is reasonably assured

The Company offers open credit to many of its customers, bills each order upon transfer of title, and has a very low experience rate of uncollectible accounts and almost no examples of customers asserting a claim of not receiving the goods or not ordering the goods. The most common type of uncollectible account is bankruptcy or other type of liquidation on the part of the customer. The Company considers these as well as other factors when determining the allowance for doubtful accounts.

The Company offers customers a limited warranty as described under “Post Shipment Obligations” in the policy footnote and allows customers the right to return products that are damaged or do not meet customer specifications. The Company allows customers to return products for credit up to a 90 day period if certain conditions are met. To date warranty claims and sales returns have not been significant and are recorded as incurred.

34.

We note that you recognize “drop shipment” transactions where products are shipped directly from the vendor to the customer, on a gross basis. Please tell us why gross versus net basis is appropriate and support your conclusion with an analysis of each of the indicators included in EITF 99-19. Explain in detail the buy-back agreement you have with customers and the impact this has on your revenue recognition. Also, please tell us if:

	•	The supplier is responsible for fulfilling the ordered product or service, including remedies if the customer is dissatisfied.

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  The company earns a fixed dollar amount per customer transaction regardless of the amount billed to the customer.
  The credit risk is assumed by the supplier.

As discussed above in connection with our response to your comment no. 32, questions related to the Company’s revenue recognition policy, including its application to “drop shipments”, were raised by the Staff in connection with its review of Zunicom’s Annual Report on Form 10-K for the year ended December 31, 2004. Since UPG represents the bulk of Zunicom’s revenue and activities, these questions were, in effect directed at UPG. All changes to Zunicom’s presentation resulting from that review have been incorporated into UPG’s financial statements. (We are supplementally providing you with copies of the correspondence from Zunicom addressing these issues and a letter from Martin F. James, Senior Assistant Chief Accountant, dated May 25, 2005 stating that the Staff had no further comments.) Thus, we believe the issue has been resolved. We further believe that that there should not be inconsistencies in reporting between an existing public company (Zunicom) and a related prospective public company (UPG), unless the existing approach is clearly wrong.

In reviewing the criteria for revenue recognition on drop shipment sales as detailed in EITF 99-19, the Company notes the following:

1)	EITF 99-19 “Reporting Revenue Gross as a Principal versus Net as an Agent” is applicable in determining sales revenue on drop shipment sales for the Company.

2)	The Company, after analyzing the requirements of EITF 99-19, believes it meets the requirements for reporting revenue on a gross basis. Specifically,

	a)	The Company, in conjunction with its customer, designs the product, establishes product and packaging parameters, requests and tests product samples before ordering, requests modification of the product to optimize quality and price, negotiates price and selects the vendor that will be used to produce the product. The Company handles all communication with its vendor and arranges customer’s delivery. Thus, the Company is the primary obligor in the arrangement.

	b)	The Company has latitude in establishing the price of products being sold to its customers within economic constraints. In addition to price the Company determines whether agents will be used to expedite the order to ensure the Company receives the product at the best price from the vendor and of a consistent quality. The use of an agent is solely at the expense and desire of the Company and does not affect the customer pricing.

	c)	The Company has discretion in supplier selection. The Company has multiple suppliers for a product ordered by a customer and uses discretion in selecting the supplier that will provide the product as long as the quality parameters are met.

	d)	The Company is involved in the determination of products specifications. Generally the Company offers a variety of battery products to its customer from which the customer makes their selection. Often the customer will request unique features or enhancements to an existing product or product packaging to ensure a competitive advantage. It is the Company’s responsibility to create and document

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the requested changes, communicate the information to the selected vendor, test the modified product for performance, perform quality control testing, and submit the modified product to the customer for final review. In almost every instance the Company possesses greater experience and skill in understanding battery design and modification than the customer, who is most often a retailer or wholesaler of a multiple line of products with generalized expertise.

	e)	The Company has credit risk. The Company contracts with the supplier for the production of the goods. If the customer canceled its purchase order after production commenced the Company’s obligation to the supplier remains intact and the Company would either find a substitute purchaser or take possession of the finished goods in its own inventory. Additionally the Company offers commercial credit terms to its customers allowing for payment of the product a number of days after receipt, generally sixty days from receipt of goods.

3)	There are two indicators of Gross Revenue Reporting that the Company does not meet, however the Company believes they are outweighed by the indicators listed above. Specifically,

	a)	The Company does not have general inventory risk before the order is placed but does have general inventory risk upon customer return. If the product is found to be defective the Company has recourse with the supplier but if the product was produced to the agreed upon specifications, but the customer refused to pay for the product, the Company would suffer general inventory risk and would be forced to either take possession of the product or resell it to another customer.

	b)	The Company does not change the product or perform service on the product once it is produced.

The Company notes in EITF 99-19 that whether a company should recognize revenue based on (a) the gross amount billed to a customer because it has earned revenue from the sale of the goods or services or (b) the net amount retained (that is, the amount billed to the customer less the amount paid to a supplier) because it has earned a commission or fee is a matter of judgment that depends on the relevant facts and circumstances and that the factors or indicators listed above should be considered in that evaluation. The Company believes it meets the criteria for Gross revenue recognition because the indicators of Gross Revenue Reporting the Company meets outweigh the indicators the Company does not meet.

35.	We note that you “generally” recognize revenue at the time the customer takes title to the product. Please explain when this would not be the case. Revise to clarify.

In response to your comment, the word “generally” has been deleted. See page F-11 of the prospectus.

Note C. Inventories, page F-13

36.	Please explain in detail the agreement you entered into with Brinks regarding the security related inventory. Specifically:

	•	Why you believe you have the risk and rewards of ownership;

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•	Explain if you take title to the inventory;
•	Explain if you have the risk of physical or economic loss; and
•	Further clarify how this inventory meets the definition of an asset under the guidance set forth in CON6.

Under the agreement with Brinks, the Company purchases various components and products that are incorporated into or used in connection with the installation of residential and commercial Brinks alarm systems, assembles these components and products into “kits” and ships the kits to Brinks, Brinks distributors and Brinks authorized dealers and installers. After the Company has assembled the various components into kits, it ships the kits either directly to Brinks or to Brinks’ authorized dealers and distributors. In those cases where the Company ships to Brinks, it bills Brinks; in those cases where it ships to a dealer or a distributor, it bills the dealer or distributor, not Brinks.

The Company believes that based on all the facts and circumstances, substantively it is a reseller of the components it purchases on behalf of Brinks. First, In order to fulfill its obligations under the Brinks agreement, the Company purchases security system related components directly from manufacturers, only some of whom have agreements with Brinks. Most of these components, such as keypads, control panels, horns and the like, are not manufactured specifically for Brinks. Rather, Brink’s seeks to ensure the quality of its alarm systems by maintaining control over the sources of the components. Nothing in the Brinks agreement prohibits the Company from using these components in other non-Brinks products or selling these components to customers other than Brinks. Second, it is explicit in the agreement that from the receipt of the components until after their assembly and shipment, the Company has the risk of physical and financial loss and must insure the inventory against fire, water and other damage. (See Paragraph 8 of the agreement.) Third, if the Brinks agreement were to expire by its own terms, the Company would have to find another buyer for those components. Alternatively, on an early termination of the agreement by Brinks, the agreement provides that Brinks will purchase the inventory, acknowledging that UPG, and not Brinks, owns the inventory. (See Paragraph 10 of the agreement.) Finally, the risk of collection is borne entirely by the Company; there is no indemnity or “hold harmless” from Brinks ensuring the Company against the failure of the dealer or distributor to pay for the goods.

According to Concept No. 6, assets have three essential characteristics: (a) it embodies a probable future benefit that involves a capacity, singly or in combination with other assets, to contribute directly or indirectly to future net cash inflows, (b) a particular entity can obtain the benefit and controls others’ access to it, and (c) the transaction or other even giving rise to the entity’s right to or control of the benefit has already occurred. In the case of the Company’s inventory all of these characteristics are met as (a) the inventory will result in future cash inflows when it is sold to Brinks or other third-parties, (b) the Company has possession of the inventory and controls others’ access to the inventory, and (c) when the Company purchases the inventory from manufacturers the transaction has occurred that gives the Company right to or control of the inventory.

Note I. Commitments and Contingencies, page F-17

Litigation

37.	We note on page 37 the disclosure of the legal proceedings with Energizer Holdings and Eveready Battery and a former sales representative, which, “depending on the amount and timing . . . (y) our future results of operations or cash flows could be materially adversely affected.” Revise to disclose these disputes in the notes to the financial statements. Refer to

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October 26, 2006

paragraph 10 to SFAS 5. If you believe no disclosure is necessary, please explain and support.

SFAS No. 5, paragraph 10 states the following:

. . . disclosure of the contingency shall be made when there is at least a reasonable possibility that a loss or an additional loss may have been incurred. The disclosure shall indicate the nature of the contingency and shall given an estimate of the possible loss or range of loss or state that such an estimate cannot be made. Disclosure is not required of a loss contingency involving an unasserted claim or assessment when there has been no manifestation by a potential claimant of an awareness of a possible claim or assessment unless it is considered probable that a claim will be asserted and there is a reasonable possibility that the outcome will be unfavorable.

At the time of issuance of the financial statements, the Company did not believe that there was a reasonable possibility that a loss would result from the legal proceedings with Energizer Holdings and Eveready Battery nor from the claim of the former sales representative and therefore no disclosure has been included in the financial statements. This belief was based, in part, on advice of counsel that outcome of these matters was not predictable.

Part II

Item 17. Undertakings, page II-2

38.	Please provide the undertakings contained in Items 512(a)(5)(ii), 512(a)(6), 512(f) and 512(h)(3) of Regulation S-K.

In addition to the undertakings referenced in your comment, the Company has also included the other undertakings required under Item 512. Since the Company is registering the representatives’ warrant, the offering is covered by Rule 415. An “x” has been inserted into the first box on the cover page of the Registration Statement as well.

Exhibits

39.

Please file complete, executed exhibits. For example, we note your disclosure on pages 41 and 42 that you have entered into employment agreements with named executive officers, but that you filed unexecuted versions of those agreements as exhibits 10.2, 10.3 and 10.4. We also note that exhibit 10.10 is unexecuted.

The employment agreements with Randy Hardin, Ian Edmonds and Mimi Tan have not been executed yet. It is intended that they will be executed immediately before the Registration Effective is declared effective. Since the prospectus speaks as of the effective date, the narrative description of those agreements assumes that they have already been executed.

U.S. Securities & Exchange Commission
October 26, 2006

40.	Please file material amendments to agreements filed as exhibits. We note, for example, your reference to amendments to your revolving credit facility on page 27.

We have filed the Second Modification to the Revolving Credit Agreement and the Modification to the Note as exhibits 10.5(b) and 10.5(c) respectively.

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Very truly yours,
Morse, Zelnick, Rose & Lander LLP
/s/ Joel J. Goldschmidt